Consolidated Statements of Changes in Equity - USD ($)	Total	Share capital [Member]	Warrants [Member]	Contributed surplus [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]
Balance, beginning of year at Dec. 31, 2014		$ 14,056,459		$ 176,752	$ (1,751,133)	$ (5,133,651)
Statement [Line Items]
Foreign currency translation adjustment	$ (1,167,320)				(1,167,320)
Loss for the year	(467,693)					(467,693)
Balance, end of year at Dec. 31, 2015	5,968,352	14,056,459	$ 254,938	176,752	(2,918,453)	(5,601,344)
Statement [Line Items]
Foreign currency translation adjustment	(135,245)				(135,245)
Loss for the year	(542,938)					(542,938)
Balance, end of year at Dec. 31, 2016	5,290,169	$ 14,056,459	254,938	176,752	(3,053,698)	(6,144,282)
Statement [Line Items]
Warrants expired and transferred to contributed surplus			$ (254,938)	254,938
Foreign currency translation adjustment	827,678				827,678
Loss for the year	(9,925,337)					(9,925,337)
Balance, end of year at Dec. 31, 2017	$ (3,807,490)			$ 431,690	$ (2,226,020)	$ (16,069,619)